Deposits - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 982,440	$ 910,879
3 to 6 months [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	69,479	64,939
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	618,141	564,412
CANADA | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	285,555	269,262
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	63,442	55,070
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	33,704	38,509
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	62,674	61,370
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 125,735	$ 114,313